Consolidated Statements of Comprehensive Income (CAD)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Gross Sales	13,862,437	15,952,929	18,365,871
Less: Discounts, rebates and slotting fees	(489,473)	(639,461)	(1,125,529)
Net Sales	13,372,964	15,313,468	17,240,342
Expenses (income)
Cost of sales (excluding depreciation shown separately below)	7,912,307	8,408,558	10,832,783
Selling, general and administrative	4,475,079	4,682,576	4,740,375
Depreciation of property, plant and equipment	723,610	753,210	681,045
Interest	1,355	9,474	18,165
Foreign exchange loss	14,220	6,560	593
Interest income	(11,965)	(7,012)	(2,908)
Change in derivative liability	(196,428)	39,304	(18,252)
Loss on disposal of assets	10,239	2,095	90,585
Operating Expenses	12,928,417	13,894,765	16,342,386
Income before income tax	444,547	1,418,703	897,956
Income tax provision	108,965	255,408	306,652
Net and Comprehensive income	335,582	1,163,295	591,304
Earnings per share
Basic	0.11	0.40	0.20
Diluted	0.04	0.37	0.17
Weighted average common shares outstanding
Basic	2,922,684	2,929,722	3,012,647
Diluted	3,192,963	3,246,223	3,314,762